Issued share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Other Reserves
Other reserves

	2025	2024	2023
	(in € millions)
Currency translation
At January 1	150	63	100
Currency translation	(219)	87	(37)
At December 31	(69)	150	63
Short term investments
At January 1	(7)	(4)	(18)
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	13	(7)	11
(Gains)/losses reclassified to consolidated statement of operations	(2)	3	7
Deferred tax	(3)	1	(4)
At December 31	1	(7)	(4)
Long term investments
At January 1	553	224	161
Net gains on fair value of investments held at period-end not to be subsequently reclassified to consolidated statement of operations	556	415	76
Losses on sale of long term investment reclassified to accumulated deficit	—	—	3
Deferred tax	(113)	(86)	(16)
At December 31	996	553	224
Exchangeable Notes
At January 1	(13)	(7)	3
Losses on fair value attributable to changes in credit risk	—	(8)	(14)
Deferred tax	—	2	4
At December 31	(13)	(13)	(7)
Cash flow hedges
At January 1	(5)	(3)	10
Gains/(losses) on fair value that may be subsequently reclassified consolidated statement of operations	11	(10)	(2)
(Gains)/losses reclassified to revenue	(34)	28	(44)
Losses/(gains) reclassified to cost of revenue	27	(20)	30
Deferred tax	(1)	—	3
At December 31	(2)	(5)	(3)
Share-based compensation
At January 1	2,029	1,539	1,265
Share-based compensation (Note 17)	248	268	322
Income tax impact associated with share-based compensation (Note 8)	417	359	23
Restricted stock units withheld for employee taxes	(241)	(137)	(71)
At December 31	2,453	2,029	1,539
Other reserves at December 31	3,366	2,707	1,812